SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of investments measured at fair value on a recurring basis

Investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below (amounts in thousands):

	Assets at Fair Value as of December 31, 2025
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
McDonald’s Corporation common stock	$1,352,367	$—	$—	$1,352,367
Total assets in the fair value hierarchy	1,352,367	—	—	1,352,367

Investments measured at net asset value (a)
Collective Trusts/103-12 Investments	—	—	—	2,228,420

Investments at fair value	$1,352,367	$—	$—	$3,580,787

	Assets at Fair Value as of December 31, 2024
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
McDonald’s Corporation common stock	1,443,882	—	—	1,443,882
Total assets in the fair value hierarchy	1,443,882	—	—	1,443,882

Investments measured at net asset value (a)
Collective Trusts/103-12 Investments	—	—	—	1,976,703

Investments at fair value	$1,443,882	$—	$—	$3,420,585
(a)In accordance with Accounting Standard Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent as a practical expedient) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.